Operating Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Operating Assets and Liabilities
Summary of depreciation expense

	Year Ended December 31,
	2018	2017	2016
	USD ‘000	USD ‘000	USD ‘000
Research and development costs	2	224	106
General and administrative costs	2	3	3
Total	4	227	109

Summary of prepaid expenses

	December 31,
	2018	2017
	USD ‘000	USD ‘000
Insurance	313	421
Other	27	81
Total	340	502

Summary of other receivables

	December 31,
	2018	2017
	USD ‘000	USD ‘000
Value added tax receivables (“VAT”)	265	513
Other receivables	1	5
Total	266	518

Summary of accrued liabilities

	December 31,
	2018	2017
	USD ‘000	USD ‘000
Accrued amounts due equity award holders (Note 3.3)	—	11,757
Professional advisors	318	910
Other	304	376
Total	622	13,043